SCHEDULE OF LIABILITIES MEASURED AT FAIR VALUE ON RECURRING BASIS BY LEVEL WITHIN FAIR VALUE HIERARCHY (Details) - Fair Value, Recurring [Member] - USD ($)	Dec. 31, 2023	Dec. 31, 2022
Fair Value, Inputs, Level 1 [Member]
Platform Operator, Crypto-Asset [Line Items]
Fair value adjustment of warrants
Provision for post-employment benefit
Fair Value, Inputs, Level 2 [Member]
Platform Operator, Crypto-Asset [Line Items]
Fair value adjustment of warrants
Provision for post-employment benefit
Fair Value, Inputs, Level 3 [Member]
Platform Operator, Crypto-Asset [Line Items]
Fair value adjustment of warrants	482,219	1,389,643
Provision for post-employment benefit	$ 118,250	$ 99,588